Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax expense
Current period	$ (60)	$ (135)	$ (237)
Current tax expense	(60)	(135)	(237)
Deferred tax benefit (expense)
Origination and reversal of temporary differences	7,156	(1,231)	1,928
Change in unrecognized deductible temporary differences	(6,385)	620	(1,908)
Utilization of previously unrecognised tax losses	29	655	24
Deferred tax benefit (expense)	800	44	44
Total	$ 740	$ (91)	$ (193)